Williams Capital Government Money Market Fund | Institutional Shares
RISK/RETURN
Investment Objective
Williams Capital Government Money Market Fund (the “Government Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Government Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital Government Money Market Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital Government Money Market Fund Institutional Shares
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.06%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver and/or Expense Reimbursement	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.18%
[1]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Institutional Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Government Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Williams Capital Government Money Market Fund Institutional Shares	18	58	101	230

Principal Investment Strategies of the Fund
The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Principal Risks of Investing in the Fund
The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.

Performance Information
The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for most of the periods indicated below is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

	Institutional Shares

Best Quarter	3Q ‘07	1.33%
Worst Quarter	1Q ‘10	0.00%

Average Annual Total Returns for the Periods Ending 12/31/11
Average Annual Total Returns	1 Year	5 Years	Since Inception of the Share Class	Inception Date
Williams Capital Government Money Market Fund Institutional Shares	0.01%	1.54%	2.00%	Jan. 15, 2003

As of December 31, 2011, the Institutional Shares 7-day yield was 0.01%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.
Williams Capital Government Money Market Fund | Service Shares
RISK/RETURN
Investment Objective
     Williams Capital Government Money Market Fund (the “Government Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Government Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital Government Money Market Fund Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital Government Money Market Fund Service Shares
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees	[1]	0.30%
Shareholder Servicing Fee	[2]	0.25%
Other		0.13%
Other Expenses	[3]	0.38%
Total Annual Fund Operating Expenses		0.80%
Fee Waiver and/or Expense Reimbursement	[4]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	0.45%
[1]	The Government Fund's Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2013, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Distribution Plan.
[2]	The Government Fund's Shareholder Servicing Plan (the "Service Plan") provides for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. Until March 1, 2013, the Board of Trustees of the Trust has agreed not to impose on the Government Fund fees payable under the Service Plan.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Government Fund level operating expenses (Management Fees, Distribution and/or Service (12b-1) Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares' average daily net assets. The Adviser's contractual agreement to cap the Government Fund level operating expenses of the Service Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
     This Example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Government Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Williams Capital Government Money Market Fund Service Shares	46	221	410	959

Principal Investment Strategies of the Fund
     The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings equivalent to the ratings on U.S. Treasury obligations.

Principal Risks of Investing in the Fund
     The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

     An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.

Performance Information
     The Service Shares have not yet commenced operations and therefore do not have a performance history. The chart and table reflect the performance of the Government Fund’s Institutional Shares. The Service Shares may have lower annual returns because the Service Shares’ expenses are higher.

     The following bar chart and table demonstrate the risks of investing in the Government Fund by showing changes in the performance of the Government Fund from year to year. The table includes all applicable fees. In June 2008, the Government Fund changed its investment strategy from investing in high-grade money market instruments generally to its current strategy. As a result, the performance for most of the periods indicated below is reflective of the Government Fund’s prior investment strategy. If the Adviser had not agreed to cap the Government Fund level operating expenses during these periods, returns would have been less than those shown. Past performance is not an indication of future performance.

As of December 31, 2011, the Institutional Shares 7-day yield was 0.01%. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND or (212) 461-6500.
Williams Capital Liquid Assets Fund | Institutional Shares
RISK/RETURN
Investment Objective
Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Liquid Assets Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital Liquid Assets Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital Liquid Assets Fund Institutional Shares
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.38%
Total Annual Fund Operating Expenses		0.50%
Fee Waiver and/or Expense Reimbursement	[2]	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.20%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Liquid Assets Fund level operating expenses of the Institutional Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Williams Capital Liquid Assets Fund Institutional Shares	20	130

Principal Investment Strategies of the Fund
The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Principal Risks of Investing in the Fund
The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Performance Information
As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.
Williams Capital Liquid Assets Fund | Service Shares
RISK/RETURN
Investment Objective
     Williams Capital Liquid Assets Fund (the “Liquid Assets Fund” or the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Service Shares of the Liquid Assets Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital Liquid Assets Fund Service Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a% of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed in Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital Liquid Assets Fund Service Shares
Management Fees		0.12%
Distribution and/or Service (12b-1) Fees	[1]	0.30%
Shareholder Servicing Fee	[2]	0.25%
Other		0.45%
Other Expenses	[3]	0.70%
Total Annual Fund Operating Expenses		1.12%
Fee Waiver and/or Expense Reimbursement	[4]	(0.67%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	0.45%
[1]	The Liquid Assets Fund's Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2013, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Distribution Plan.
[2]	The Liquid Assets Fund's Shareholder Servicing Plan (the "Service Plan") provides for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. Until March 1, 2013, the Board of Trustees of the Trust has agreed not to impose on the Liquid Assets Fund fees payable under the Service Plan.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Liquid Assets Fund level operating expenses (Management Fees, Distribution and/or Service (12b-1) Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares' average daily net assets. The Adviser's contractual agreement to cap the Liquid Assets Fund level operating expenses of the Service Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
     This Example is intended to help you compare the cost of investing in the Liquid Assets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Service Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Williams Capital Liquid Assets Fund Service Shares	46	290

Principal Investment Strategies of the Fund
     The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. The Liquid Assets Fund considers securities in the top credit grades for short-term securities to be high-grade money market instruments. For each rating agency, the top short-term credit grades are defined as P-1 by Moody’s Investors Service and A-1+ and A-1 by Standard & Poor’s.

Principal Risks of Investing in the Fund
     The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

     An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.

Performance Information
As of the date of this prospectus, the Liquid Assets Fund has not yet commenced operations, therefore no performance information is available.
Williams Capital U.S. Treasury Fund
RISK/RETURN
Investment Objective
     Williams Capital U.S. Treasury Fund (the “Fund”), a series of Williams Capital Management Trust (the “Trust”), seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital U.S. Treasury Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital U.S. Treasury Fund Institutional Shares
Management Fees		0.10%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.13%
Total Annual Operating Expenses		0.23%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.20%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Williams Capital U.S. Treasury Fund Institutional Shares	20	71

Principal Investment Strategies of the Fund
The Fund invests in direct obligations of the U.S. Treasury and obligations on which the prompt payment of the principal and interest is unconditionally guaranteed by the United States of America.
Principal Risks of Investing in the Fund
     The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, an increase in interest rates could cause the value of your investment to decline.

     An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information
As of the date of this prospectus, the Fund has not yet commenced operations, therefore no performance information is available.
Williams Capital Treasury Inflation Protected Fund
RISK/RETURN
Investment Objective
The Williams Capital Treasury Inflation Protected Fund (the “Fund”), a series of the Williams Capital Management Trust (the “Trust”), seeks to provide a long-term rate of return and inflation protection.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Williams Capital Treasury Inflation Protected Fund Institutional Shares
Maximum Sales Charge (Load) (as a % of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) (Reinvested Dividends)	none
Redemption Fee	none
Exchange Fee	none
Maximum Account Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Williams Capital Treasury Inflation Protected Fund Institutional Shares
Management Fees		0.25%
Distribution and/or Servicing (12b-1) Fees		none
Other Expenses	[1]	0.28%
Total Annual Fund Operating Expenses		0.53%
Fee Waivers and Expense Reimbursements	[2]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.50%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Williams Capital Management, LLC (the "Adviser") has contractually agreed to cap the Fund level operating expenses (Management Fees and Other Expenses) of the Institutional Shares at 0.50% (on an annualized basis) of the Institutional Shares' average daily net assets. The Adviser's contractual agreement to cap the Fund level operating expenses of the Institutional Shares will expire on March 1, 2013. Prior to that date, the Adviser's agreement to cap operating expenses can only be terminated by the Board of Trustees of the Trust.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years
Williams Capital Treasury Inflation Protected Fund Institutional Shares	51	166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective primarily through investment in inflation-indexed bonds. Under normal circumstances, the Fund invests at least 80% of its assets in securities issued by the U.S. Treasury whose returns are designed to track a specified inflation index, the Consumer Price Index for All Urban Consumers (“CPI”), over the life of the security. The Fund can also invest, under normal circumstances, up to 20% of its assets in (i) other inflation-indexed bonds issued or guaranteed by the U.S. Government, its agencies and instrumentalities and (ii) cash and short-term obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

Principal Risks of Investing in the Fund
The Fund is subject to inflation-indexed security risk, interest rate risk, income fluctuation risk and management risk.

There are several risks associated with inflation-indexed securities, including the risk that interest payments on such securities can be unpredictable. Additionally, the inflation-indexed bonds are designed to track the CPI, which may or may not accurately track inflation over a given period. There is two-month lag between the time that inflation occurs in the economy and the time such inflation is factored into valuations of inflation-indexed securities. This is due to the time required to measure and calculate the CPI and for the U.S. Treasury to adjust the inflation accrual schedules for an inflation-indexed security. The Fund invests a significant percentage of its portfolio in inflation-indexed bonds issued by the U.S. Treasury. A shortage of availability of such securities will affect the Fund’s ability to meet its investment objectives.

The Fund may also be required to liquidate certain investments when it is not advantageous to do so. The Fund is required to make distributions of a certain percentage of its income to avoid adverse tax consequences. This income includes both interest payments and principal adjustments to the inflation-indexed securities held in the Fund’s portfolio. Because principal adjustments are not paid in cash at the time they are made, the investment in inflation-adjusted securities thus results in a mismatch of cash flow and required distributions that may compel the Fund to sell securities or temporarily borrow funds in order to make required distributions. These strategies could affect the Fund’s return.

Interest rate risk is the risk that a rise in interest rates will adversely affect bond prices and, accordingly, the Fund’s share price. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s share price is likely to react to interest rates. Income fluctuation risk is the risk that the Fund’s periodic distributions are likely to fluctuate more than income distributions of a typical bond fund. The Fund is actively managed, therefore, there is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

As with any mutual fund, you can lose money by investing in the Fund.

Performance Information
As of the date of this prospectus, the Fund has not yet commenced operations, therefore no performance information is available. After the first full calendar year, a risk/return chart and table will be provided.